Loans, net - Summary of portfolio classified by maturity dates (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of provision matrix [line items]
Direct loans	S/ 49,229,448	S/ 46,520,382
Past Due And Under Legal Collection Loans [Member]
Disclosure of provision matrix [line items]
Direct loans	50,415,364	48,249,158
Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	335,512	470,242
Consumer
Disclosure of provision matrix [line items]
Direct loans	531,183	764,408
Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	322,064	270,520
Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	129,999	146,981
Up to 4 months [member] | Past Due And Under Legal Collection Loans [Member]
Disclosure of provision matrix [line items]
Direct loans	177,367	484,808
Up to 4 months [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	33,440	98,263
Up to 4 months [member] | Consumer
Disclosure of provision matrix [line items]
Direct loans	81,020	284,954
Up to 4 months [member] | Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	52,779	35,934
Up to 4 months [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	10,128	65,657
Over 4 months [member] | Past Due And Under Legal Collection Loans [Member]
Disclosure of provision matrix [line items]
Direct loans	640,853	697,246
Over 4 months [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	84,331	143,170
Over 4 months [member] | Consumer
Disclosure of provision matrix [line items]
Direct loans	371,731	401,164
Over 4 months [member] | Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	95,106	94,568
Over 4 months [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	89,685	58,344
Under legal collection [member] | Past Due And Under Legal Collection Loans [Member]
Disclosure of provision matrix [line items]
Direct loans	500,538	470,097
Under legal collection [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	217,741	228,809
Under legal collection [member] | Consumer
Disclosure of provision matrix [line items]
Direct loans	78,432	78,290
Under legal collection [member] | Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	174,179	140,018
Under legal collection [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	30,186	22,980
Gross carrying amount [member]
Disclosure of provision matrix [line items]
Direct loans	49,096,606	46,597,007
Gross carrying amount [member] | Within 1 month
Disclosure of provision matrix [line items]
Direct loans	4,693,941	4,461,634
Gross carrying amount [member] | Between 1 and 3 months
Disclosure of provision matrix [line items]
Direct loans	5,315,685	5,781,509
Gross carrying amount [member] | Between 3 months and 1 year
Disclosure of provision matrix [line items]
Direct loans	12,967,405	10,831,137
Gross carrying amount [member] | Between 1 and 5 years
Disclosure of provision matrix [line items]
Direct loans	20,000,898	19,500,481
Gross carrying amount [member] | 2028 onwards
Disclosure of provision matrix [line items]
Direct loans	S/ 6,118,677	S/ 6,022,246